Shareholder Report, Average Annual Return (Details) 190493_GuidePath Multi-Asset Income Allocation Fund_Service Shares_TSR Annual {Service Shares}	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Service Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	GuidePath Multi-Asset Income Allocation Fund ServiceShares
Average Annual Return, Percent	12.96%	5.16%	5.41%
Morningstar Multi-Asset High Income Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Multi-Asset High Income Index
Average Annual Return, Percent	13.56%	3.50%	4.04%
Bloomberg Global Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	4.26%	(1.46%)	0.58%
MSCI All Country World Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	20.52%	9.99%	11.88%